Initial Public Offering - Additional Information (Detail) - USD ($)		12 Months Ended
	May 15, 2025	Dec. 31, 2025
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues	41,400,000
Shares issued, price per share	$ 10
Number of shares issued per unit	1
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Proceeds from Issuance Initial Public Offering	$ 414,000,000	$ 414,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues	5,400,000